Commitments	12 Months Ended
Dec. 31, 2017
Capital Commitments [Abstract]
Commitments

NOTE 18. COMMITMENTS

Operating Lease Commitments

The Corporation has commitments under various operating lease agreements, primarily for vehicles and office space. Terms of the office leases run for a period of one to 10 years while the vehicle leases are typically for terms of between three and four years. Expected non-cancellable operating lease payments are as follows:

	2017	2016
Less than one year	$12,248	$16,564
Between one and five years	27,445	35,615
Later than five years	21,909	—
	$61,602	$52,179

One of the leased properties was sublet by the Corporation.

The following amounts were recognized as expenses in respect of operating leases in the consolidated statements of loss:

	2017	2016
Operating leases	$16,311	$18,084
Sub-lease recoveries	(441)	(587)
	$15,870	$17,497

Capital Commitments

At December 31, 2017, the Corporation had commitments to purchase property, plant and equipment totaling $132.9 million (2016 – $141.6 million). Payments of $5.2 million for these commitments are expected to be made in 2018, $36.5 million in 2019, $73.0 million in 2020 and $18.2 million in 2021.